Consolidated Statements of Changes in Equity - USD ($)		Share capital	Share premium	Merger reserve	Capital reserve	Foreign currency translation reserve	Retained earnings	Total
Balance at Mar. 31, 2023	[1]	$ 160		$ 13	$ (2,500,000)	$ 5,443	$ 1,543,596	$ (950,788)
Profit for the year							1,119,532	1,119,532
Other comprehensive income:
Exchange differences on translating foreign operations						(313)		(313)
Balance at Mar. 31, 2024		160		13	(2,500,000)	5,130	2,663,128	168,431
Profit for the year							209,673	209,673
Other comprehensive income:
Exchange differences on translating foreign operations
Balance at Mar. 31, 2025		160		13	(2,500,000)	5,130	2,872,801	378,104
Profit for the year							235,625	235,625
Proceeds from issuance of IPO shares, net of expenses		23	7,435,512					7,435,535
Other comprehensive income:
Exchange differences on translating foreign operations
Balance at Mar. 31, 2026		$ 183	$ 7,435,512	$ 13	$ (2,500,000)	$ 5,130	$ 3,108,426	$ 8,049,264

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.